Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Loss before provision for income tax and non-controlling interests	$ (8,910,002)	$ (5,136,434)	$ (9,704,761)
PRC corporate income tax rate	25.00%
Income tax benefit computed at PRC statutory corporate income tax rate	$ (2,227,500)	(1,284,108)	(2,426,190)
Reconciling items:
Non-deductible expenses	1,063,668	597,189	691,298
Valuation allowance on deferred tax assets	1,163,832	686,919	1,734,892
Over-provision in prior years			(95,026)
Income tax benefit			$ (95,026)